Fair Value Measurements - Additional Information (Detail)	Jun. 30, 2013 7.875% Senior Notes due 2021 [Member]	Jan. 29, 2013 7.875% Senior Notes due 2021 [Member]	Dec. 31, 2012 7.875% Senior Notes due 2021 [Member]	Jun. 30, 2013 Convertible Senior Notes due March 2028 [Member]	Dec. 31, 2012 Convertible Senior Notes due March 2028 [Member]	Jun. 30, 2012 Convertible Senior Notes due March 2028 [Member]	Dec. 31, 2011 Convertible Senior Notes due March 2028 [Member]	Dec. 31, 2010 Convertible Senior Notes due March 2028 [Member]
Fair Value Measurements [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.875%	7.875%	7.875%	3.25%	3.25%	3.25%	3.25%	3.25%